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                                                               Michele H. Abate
                                                      Associate General Counsel

Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

                                        September 6, 2019

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:   Brighthouse Variable Life Account A
      File No. 811-21851

Commissioners:

The Semi-Annual Reports for the period ended June 30, 2019 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of the Brighthouse Variable Life Account A of Brighthouse Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain series of American Funds Insurance Series(R) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File
No. 811-10183.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-Annual Reports for certain portfolios of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on N-CSRS, CIK No. 000837274, File No. 811-05583.

Sincerely,


/s/ Michele H. Abate
Michele H. Abate
Associate General Counsel
Brighthouse Life Insurance Company